Discontinued Operation (Details) - Schedule of Cash Flows from Discontinued Operations - Discontinued operations [member]	12 Months Ended
Mar. 31, 2023 USD ($)
Schedule of Cash Flows from Discontinued Operations [Abstract]
Cash consideration received
Cash and cash equivalents	(70,736)
Net cash outflow from the disposal group	$ (70,736)